1900 K Street, N.W.
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www.dechert.com

Brenden P. Carroll

brenden.carroll@dechert.com
+1 202 261 3458 Direct

March 3, 2017

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds (“Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Registrant, that: (i) the form of Prospectus for the Money Market Funds, the Global Funds, the World Selection Funds, the Equity Fund, and the Economic Scale Index Emerging Markets Equity Fund that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 224, which was filed on February 28, 2017; and (ii) the text of Post-Effective Amendment No. 224 was filed electronically on February 28, 2017.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll